Baillie Gifford International Equity Fund
Baillie Gifford International Equity Fund

BAILLIE GIFFORD FUNDS

The International Equity Fund

Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

1. The section titled “Shareholder Fees” under “Fees and Expenses” for The International Equity Fund on page 1 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford International Equity Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.25%	0.25%	0.25%	0.25%	0.25%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

2. The expense tables under the section titled “Example of Expenses” for The International Equity Fund on page 2 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford International Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	106	256	421	897
Class 2	98	231	377	801
Class 3	90	209	338	716
Class 4	87	200	322	679
Class 5	83	187	300	631

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford International Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	95	245	408	881
Class 2	87	220	364	785
Class 3	80	198	326	700
Class 4	77	188	309	664
Class 5	73	175	287	615

Average Annual Total Returns for Periods Ended December 31, 2014

3.            The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for The International Equity Fund on page 4 of the Prospectus is restated in its entirety as follows:

Average Annual Returns - Baillie Gifford International Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Class 2		(2.93%)	6.70%		3.37%		Feb. 07, 2008
Class 1		(3.10%)	6.51%		3.42%	[2]	Feb. 07, 2008
Class 3		(2.83%)	7.34%	[3]	3.82%	[3]	Feb. 07, 2008
Class 4		(2.82%)	6.79%	[4]	3.43%	[4]	Feb. 07, 2008
Class 5	[5]	(2.93%)	6.70%		3.37%		Feb. 07, 2008
After Taxes on Distributions | Class 2		(3.75%)	6.00%		2.73%
After Taxes on Distributions and Sale of Fund Shares | Class 2		(1.57%)	4.95%		2.34%
MSCI ACWI ex U.S. Index		(3.44%)	4.89%		1.75%		Feb. 07, 2008
FTSE AW ex U.S. Index		(3.04%)	5.01%		1.95%		Feb. 07, 2008
[1]	The Fund commenced operations on February 7, 2008.
[2]	Performance for Class 1 shares prior to their date of inception (July 1, 2008) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to their date of inception (September 1, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares prior to their date of inception (July 30, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares.